RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2015
Table Text Block Supplement [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets forth the Company's financial assets and liabilities as of June 30, 2015 and 2014 that were measured at fair value on a recurring basis during the period, segregated by level within the fair value hierarchy:

	Level 1		Level 2		Level 3		Total
Years ended June 30	2015	2014	2015	2014	2015	2014	2015	2014
ASSETS RECORDED AT FAIR VALUE
Investments:
U.S. government securities	$—	$—	$3,495	$1,631	$—	$—	$3,495	$1,631
Corporate bond securities	—	—	1,272	497	—	—	1,272	497
Other investments	6	6	—	—	24	24	30	30
Derivatives relating to:
Foreign currency hedges	—	—	312	187	—	—	312	187
Other foreign currency instruments (1)	—	—	13	24	—	—	13	24
Interest rates	—	—	172	197	—	—	172	197
Net investment hedges	—	—	96	49	—	—	96	49
TOTAL ASSETS RECORDED AT FAIR VALUE (2)	$6	$6	$5,360	$2,585	$24	$24	$5,390	$2,615
LIABILITIES RECORDED AT FAIR VALUE
Derivatives relating to:
Other foreign currency instruments (1)	$—	$—	$68	$66	$—	$—	$68	$66
Interest rates	—	—	13	29	—	—	13	29
Net investment hedges	—	—	1	1	—	—	1	1
TOTAL LIABILITIES RECORDED AT FAIR VALUE (3)	$—	$—	$82	$96	$—	$—	$82	$96
FAIR VALUE OF LONG-TERM DEBT (4)	$20,947	$24,747	$2,180	$1,678	$—	$—	$23,127	$26,425

(1)	Other foreign currency instruments are comprised of foreign currency financial instruments that do not qualify as hedges.

(2)
All derivative assets are presented in Prepaid expenses and other current assets and Other noncurrent assets. Investment securities are presented in Available-for-sale investment securities and Other noncurrent assets. The amortized cost of the U.S. government securities with maturities less than one year was $700 and $0 as of June 30, 2015 and 2014, respectively. The amortized cost of the U.S. government securities with maturities between one and five years was $2,789 and $1,649 as of June 30, 2015 and 2014, respectively. The amortized cost of Corporate bond securities with maturities of less than a year was $221 and $39 as of June 30, 2015 and 2014, respectively. The amortized cost of Corporate bond securities with maturities between one and five years was $1,052 and $458 as of June 30, 2015 and 2014, respectively. Fair values are generally estimated based upon quoted market prices for similar instruments.

(3)	All derivative liabilities are presented in Accrued and other liabilities or Other noncurrent liabilities.

(4)
Long-term debt includes the current portion ($2,776 and $4,400 as of June 30, 2015 and 2014, respectively) of debt instruments. Certain long-term debt is recorded at fair value. Certain long-term debt is not recorded at fair value on a recurring basis, but is measured at fair value for disclosure purposes. Fair values are generally estimated based on quoted market prices for identical or similar instruments.

Schedule of Derivative Instruments [Table Text Block]
The notional amounts and fair values of qualifying and non-qualifying financial instruments used in hedging transactions as of June 30, 2015 and 2014 are as follows:

Years ended June 30	Notional Amount		Fair Value Asset/(Liability)
	2015	2014	2015	2014
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Foreign currency contracts	$951	$951	$312	$187
DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS
Interest rate contracts	$7,208	$9,738	$159	$168
DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	$537	$831	$95	$48
DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
Foreign currency contracts	$6,610	$12,111	$(55)	$(42)
The total notional amount of contracts outstanding at the end of the period is indicative of the level of the Company's derivative activity during the period. The change in the notional balance of foreign currency contracts not designated as hedging instruments during the period reflects changes in the level of intercompany financing activity.

	Amount of Gain/(Loss) Recognized in AOCI on Derivatives (Effective Portion)
Years ended June 30	2015	2014
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$(1)	$3
Foreign currency contracts	5	14
TOTAL	$4	$17
DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	$60	$30
During the next 12 months, the amount of the June 30, 2015, AOCI balance that will be reclassified to earnings is expected to be immaterial. The amounts of gains and losses included in earnings from qualifying and non-qualifying financial instruments used in hedging transactions for the years ended June 30, 2015 and 2014 were as follows:

	Amount of Gain/(Loss) Reclassified from AOCI into Earnings
Years ended June 30	2015	2014
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$6	$6
Foreign currency contracts	152	38
TOTAL	$158	$44

	Amount of Gain/(Loss) Recognized in Earnings
Years ended June 30	2015	2014
DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS
Interest rate contracts	$(9)	$36
Debt	9	(37)
TOTAL	$—	$(1)
DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	$(1)	$—
DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
Foreign currency contracts (1)	$(987)	$123

(1)	The gain or loss on non-qualifying foreign currency contracts substantially offsets the foreign currency mark-to-market impact of the related exposure.